S000016733 [Member] Investment Objectives and Goals - AMG River Road Small-Mid Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG River Road Small-Mid Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.